Share-Based Payment (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 29, 2020	Aug. 29, 2011	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) [Line Items]
Increase of reserve, description	On January 29, 2020, it was decided to increase the reserve by 10 million and on May 19, 2020 it was decided to increase the reserve by another 10 million options. The total reserve after these increases is 30 million. On March 14, 2023, Company’s Board of directors approved retroactively to extend the expiry date of the 2011 plan by additional 5 years to August 29, 2026.
Number of option shares (in Shares)			17,600,000	12,400,000
Net expenses recognized for grant of options to employees			$ 14	$ 37	$ 51
Unvested options			$ 1
Weighted-average term			6 months
2011 Plan [Member]
Share-Based Payment (Details) [Line Items]
Share based payment award remaining contractual term		10 years
Number of share holding of up (in Shares)		10,000,000